Stock-based Compensation (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected life of options, in years	6 years
Weighted-average grant date fair value		$ 1.56	$ 4.73
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.90%	0.10%
Expected volatility		81.00%	84.00%
Expected life of options, in years		5 years 6 months	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.80%	2.00%
Expected volatility		87.00%	100.00%
Expected life of options, in years		6 years	6 years 3 months